Principal activities and organization (Details Narrative) $ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	May 29, 2023	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 $ / shares	Nov. 15, 2022 $ / shares	Aug. 15, 2022 $ / shares
Stock split descripition	the Company’s board of directors approved to effect a one-for-two stock split of its ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 was automatically split to two issued and outstanding ordinary shares with par value of US$0.000005 each without any action on the part of the shareholder
Shares issued, price per share | $ / shares				$ 1.00	$ 0.00001	$ 0.00001
IPO [Member]
Number of new stock issued during the period | shares		1,500,000
Shares issued, price per share | $ / shares		$ 4.00
Gross proceeds | $		$ 6,000
Lucas Star Holding Limited [Member]
Equity owner ship percentage				100.00%
Qing Dao Luogaoshi Consulting Co. Ltd. [Member]
Equity owner ship percentage				100.00%
Consideration to acquire equity investment | ¥			¥ 100
Qingdao Luogaoshi [Member]
Equity owner ship percentage				99.00%
Consideration to acquire equity investment | ¥			¥ 386,400